DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
($ reported in thousands)

Par Value	Description	Value
Municipal Bonds—95.1%
	◼ Alabama—1.8%
750	Auburn University, Series B 5.000%, 6/1/33	$872
300	Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/27	313
350	Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/1/27	363
		1,548
	◼ Alaska—0.9%
750	Borough of North Slope, General Obligation 5.000%, 6/30/27	777
	◼ Arizona—1.2%
1,000	Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,008
	◼ Arkansas—1.1%
410	Beaver Water District of Benton & Washington Counties, 5.000%, 4/15/27	423
505	City of Bentonville Sales & Use Tax Revenue, 5.000%, 11/1/26	514
		937
	◼ California—2.9%
330	California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, Series A 4.000%, 10/1/36	331
1,000	Inglewood Unified School District, General Obligation, Series B 5.000%, 8/1/28	1,069
Par Value	Description	Value
1,000	State of California, General Obligation 5.000%, 8/1/28	$1,072
		2,472
	◼ Colorado—8.6%
1,000	Boulder Larimer & Weld Counties St. Vrain Valley School District RE1J, General Obligation, Series 1J (ST AID WITHHLDG) 5.000%, 12/15/34	1,190
1,000	City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,126
1,250	Fort Collins-Loveland Water District, 5.000%, 12/1/27	1,310
1,405	Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,487
1,000	Regional Transportation District, COP 5.000%, 6/1/26	1,009
1,200	Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,243
		7,365
	◼ Connecticut—5.7%
390	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Revenue, Series D-2 (AMT) 3.000%, 5/15/33	374
1,415	Connecticut State Health & Educational Facilities Authority, Yale University Revenue, Series C-1 5.000%, 7/1/40 (Mandatory put 2/01/28)(1)	1,488
750	State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Series A 5.000%, 7/1/27	779
1,085	State of Connecticut, General Obligation, Series D 5.000%, 9/15/31	1,236
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
935	State of Connecticut, General Obligation, Series E 5.000%, 9/15/35	$989
		4,866
	◼ Florida—8.4%
2,000	Alachua County Housing Finance Authority, Harbor Cove Apartments Revenue 3.300%, 12/1/29 (Mandatory put 6/01/27)(1)	2,013
1,255	City of Gainesville Utilities System Revenue, Series A 5.000%, 10/1/32	1,306
2,035	County of Seminole, Sales Tax Revenue, Series B (NATL Insured) 5.250%, 10/1/31	2,245
500	Marion County School Board COP, (AG Insured) 5.000%, 6/1/27	516
1,080	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	1,081
		7,161
	◼ Georgia—4.8%
1,260	Carroll City-County Hospital Authority, Tanner Medical Center Project Revenue (CNTY GTD Insured) 5.000%, 7/1/33	1,462
1,000	Jackson County School District, General Obligation (ST AID WITHHLDG) 5.000%, 3/1/28	1,056
1,000	Paulding County School District, General Obligation (ST AID WITHHLDG) 5.000%, 2/1/28	1,053
500	State of Georgia, General Obligation, Series A-2 5.000%, 2/1/28	514
		4,085
Par Value	Description	Value
	◼ Hawaii—1.3%
1,000	County of Maui, General Obligation 5.000%, 9/1/28	$1,069
	◼ Illinois—6.2%
500	Chicago Park District, General Obligation, Series B 5.000%, 1/1/27	512
500	City of Chicago, Multi-Family Housing Revenue, Paul G. Stewart Phases 1 & 2, Series F (AMT, GNMA FHA Insured) 4.900%, 3/20/44	500
250	City of Chicago, Water Revenue, Second Lien 5.000%, 11/1/30	255
665	City of Chicago, Water Revenue, Second Lien (AG Insured) 5.250%, 11/1/32	692
1,000	State of Illinois, General Obligation 5.000%, 2/1/27	1,024
2,020	State of Illinois, General Obligation 5.500%, 1/1/29	2,184
160	State of Illinois, General Obligation, Series D 5.000%, 11/1/26	163
		5,330
	◼ Kentucky—3.3%
530	Kenton County Airport Board, 5.000%, 1/1/27	531
1,265	Kentucky State Property & Building Commission, Series B (ST APPROP) 5.000%, 11/1/26	1,291
1,000	Rural Water Financing Agency, Public Projects Construction Revenue, Series A 3.700%, 5/1/27	998
		2,820
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
	◼ Louisiana—2.6%
2,000	State of Louisiana, General Obligation, Series C 5.000%, 12/1/29	$2,201
	◼ Maine—0.8%
725	Maine Health & Higher Educational Facilities Authority, Series A (ST INTERCEPT ST RES FD GTY) 5.000%, 7/1/33	726
	◼ Massachusetts—0.3%
250	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/27	260
	◼ Michigan—1.9%
1,055	Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C 5.000%, 7/1/28	1,067
540	Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	543
		1,610
	◼ Minnesota—2.5%
200	Minnesota Housing Finance Agency, Series E (GNMA/FNMA/FHLMC Insured) 2.700%, 7/1/44	157
2,000	Minnesota Rural Water Finance Authority, Inc., 3.300%, 8/1/26	2,001
		2,158
	◼ Nebraska—2.3%
1,925	City of Omaha, General Obligation 5.250%, 4/1/27	1,992
Par Value	Description	Value
	◼ New Jersey—6.3%
2,500	New Jersey Transportation Trust Fund Authority, Series A 5.000%, 6/15/33	$2,899
1,000	New Jersey Turnpike Authority, Series B 5.000%, 1/1/28	1,050
1,115	State of, New Jersey, General Obligation, Sales Tax Revenue 5.000%, 6/1/26	1,125
295	State of, New Jersey, General Obligation, Sales Tax Revenue 4.000%, 6/1/31	319
		5,393
	◼ New York—4.1%
500	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue, Series A-1 5.000%, 11/1/27	523
1,500	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue, Series G-1 5.000%, 5/1/40	1,663
750	New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/28	794
500	New York State Dormitory Authority, Series A (AG ST AID WITHHLDG Insured) 5.000%, 10/1/26	509
		3,489
	◼ North Carolina—1.8%
870	North Carolina Housing Finance Agency 2.850%, 7/1/27	871
625	Raleigh Durham Airport Authority, Series A 5.000%, 5/1/26	626
		1,497
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
	◼ Ohio—0.7%
580	County of Franklin, Nationwide Children’s Hospital Revenue, Series A 5.000%, 11/1/27	$606
	◼ Oklahoma—3.8%
2,000	Oklahoma Capitol Improvement Authority, Series A 5.000%, 7/1/26	2,022
1,200	Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/26	1,205
		3,227
	◼ Oregon—1.2%
1,000	Oregon State Lottery, Series A 5.000%, 4/1/28	1,058
	◼ Pennsylvania—1.6%
1,000	City of Philadelphia, General Obligation, Series C 5.000%, 8/1/28	1,062
315	City of Pittsburgh, General Obligation 5.000%, 9/1/26	320
		1,382
	◼ Rhode Island—2.0%
1,500	Rhode Island Commerce Corp., Department of Transportation, Series A 5.000%, 5/15/32	1,707
	◼ South Carolina—0.4%
350	South Carolina Public Service Authority, Series A 5.000%, 12/1/28	375
	◼ Tennessee—3.6%
1,000	County of Shelby, General Obligation, Series A 5.000%, 4/1/27	1,032
1,000	Memphis-Shelby County Airport Authority, Series D 5.000%, 7/1/26	1,010
Par Value	Description	Value
1,000	Metropolitan Government of Nashville & Davidson County Electric Revenue, Series B 5.000%, 5/15/28	$1,061
		3,103
	◼ Texas—10.3%
350	Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 5.000%, 8/15/26	355
750	Central Texas Regional Mobility Authority, Subordinate Lien Revenue, Series B 5.000%, 1/1/28	788
340	Fort Bend County Public Facility Corp., 5.000%, 3/1/26	341
1,250	Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue 5.000%, 10/1/52 (Mandatory put 4/01/28)(1)	1,302
1,350	Klein Independent School District, General Obligation, Series A 5.000%, 8/1/28	1,437
1,505	North Texas Tollway Authority, Special Project System Revenue, Convertible Capital Appreciation Bonds, Series C, 7.000%, 9/1/43 (Pre-Refunded 9/1/31 @ 100)(2)	1,818
1,000	State of Texas, General Obligation 5.000%, 10/1/27	1,046
1,500	State of Texas, General Obligation 5.000%, 10/1/30	1,681
		8,768
	◼ Washington—2.4%
750	City of Seattle WA Municipal Light & Power Revenue 5.000%, 2/1/28	790
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
1,260	Port of Seattle, Intermediate Lien, Series C (AMT) 5.000%, 5/1/32	$1,292
		2,082
	◼ Wisconsin—0.3%
250	Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	249
Total Municipal Bonds (Cost $80,468)		81,321
Total Long-Term Investments—95.1% (Cost $80,468)		81,321
Short-Term Investment—1.2%
Municipal Bond—1.2%
	◼ New Jersey—1.2%
1,000	Monmouth County Improvement Authority Governmental Pooled Loan Project Revenue (CNTY GTD Insured) 4.000%, 3/13/26	1,002
Total Short-Term Investment (Cost $1,001)		1,002
TOTAL INVESTMENTS—96.3% (Cost $81,469)		82,323
	Other assets less liabilities—3.7%	3,198
NET ASSETS—100.0%		$85,521
The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
COP	Certificate of Participation
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
ST RES FD GTY	State Resource Fund Guaranty

(1)
Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and

DTF TAX-FREE INCOME 2028 TERM FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2026
(Unaudited)
($ reported in thousands)
other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report.The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2026:
Level 2
Municipal Bonds	$82,323
Total investments	$82,323
There were no Level 1 or Level 3 priced securities held at January 31, 2026 and there were no transfers into or out of Level 3 related to securities held at January 31, 2026.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.